Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) (CNY) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended			5 Months Ended	0 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Dec. 01, 2012	Jun. 01, 2014	Nov. 01, 2012	Dec. 31, 2012	Dec. 31, 2011
Annual test for impairment of goodwill
Goodwill impairment losses		0	0	0
Cost of revenues
Tax rate on service income from provision of advertising services in the PRC (as a percent)		3.00%
Number of other cities and provinces in PRC to which the Pilot Program was expanded	8
Surcharges on business taxes and VAT (as a percent)		12.00%	12.00%	12.00%
Minimum [Member]
Cost of revenues
VAT (as a percent)		6.00%
Maximum [Member]
Cost of revenues
VAT (as a percent)		17.00%
IVAS revenue [Member]
Cost of revenues
Business taxes prior to the Pilot Program's being applied (as a percent)			3.00%	3.00%	3.00%
Online games revenue [Member]
Cost of revenues
VAT (as a percent)						6.00%
Third party developed online games [Member]
Revenue recognition [Line Items]
Number of types of third party developed online games		2
Third party developed online games [Member] | Minimum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts		1 year
Estimated user relationship period		1 month
Third party developed online games [Member] | Maximum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts		2 years
Estimated user relationship period		6 months
Online music and entertainment revenue [Member]
Revenue recognition [Line Items]
Maximum period over which each virtual item is made available to the user		1 year
Number of arrangements into which virtual items may be sold individually or bundled		1
Other IVAS Revenue [Member]
Cost of revenues
VAT (as a percent)							6.00%
Advertising revenues [Member]
Cost of revenues
VAT (as a percent)								6.00%
Business taxes prior to the Pilot Program's being applied (as a percent)									5.00%	5.00%
Advertising revenues [Member] | Minimum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term		1 month
Advertising revenues [Member] | Maximum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term		3 months
Period over which payments are due		6 months